Raw Materials and Consumables Used (Tables)	12 Months Ended
Dec. 31, 2018
RAW MATERIALS AND CONSUMABLES USED.
Schedule of Raw Materials and Consumables Used

The detail of raw materials and consumables used for the years ended December 31, 2018, 2017 and 2016, is as follows:

	For the years ended December 31,
	2018	2017	2016
Raw materials and consumables used	ThCh$	ThCh$	ThCh$
Energy purchases	(747,646,603)	(902,434,871)	(891,746,884)
Fuel consumption	(231,028,169)	(280,739,362)	(295,148,838)
Transportation costs	(166,875,801)	(155,879,249)	(195,123,118)
Other raw materials and consumables	(146,626,543)	(175,733,439)	(115,400,740)
Total	(1,292,177,116)	(1,514,786,921)	(1,497,419,580)